Exceptional items - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of financial liabilities [line items]
Share based payment transactions expenses	€ 10,419	€ 7,050	€ 2,336
Expense from equity-settled share-based payment transactions	7,600	6,400	2,300
Warrants
Disclosure of financial liabilities [line items]
Gains on change in fair value of derivatives	600	18,900
Losses on change in fair value of derivatives			13,700
ShipUp
Disclosure of financial liabilities [line items]
Expense from equity-settled share-based payment transactions	2,100
ZigZag
Disclosure of financial liabilities [line items]
Earn-out provision released		9,600
ZigZag | Put options
Disclosure of financial liabilities [line items]
Gains on change in fair value of derivatives	5,700
Losses on change in fair value of derivatives		600	€ 2,800
Yocuda | Put options
Disclosure of financial liabilities [line items]
Gains on change in fair value of derivatives	€ 4,800
Losses on change in fair value of derivatives		€ 2,800